Summary of Financial Instruments were Denominated in U S Dollars (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CAD ($)
Disclosure of detailed information about financial instruments [Line Items]
Cash			$ 108,772		$ 74,701
Accounts receivable			207,209		310,204
Accounts payable and accrued liabilities			$ (150,957)		$ (199,478)		$ (2,800)
Canadian Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash				$ 35,257		$ 9,727
Accounts receivable						242
Accounts payable and accrued liabilities				(18,727)		(17,730)
Net foreign currency exposure				16,530		(7,761)
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings (loss)	$ 165	$ (78)
Foreign Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash				26,057		41,154
Accounts receivable				98,298		150,873
Accounts payable and accrued liabilities				(59,704)		(86,324)
Long-term liabilities, excluding long-term incentive plans				(16,197)		(7,669)
Net foreign currency exposure				$ 48,454		$ 98,034
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss	$ 485	$ 980